ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION

NOTE 1. ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION

Scripps Safe, Inc (the “Company”), was formed under the laws of the state of Florida on October 1, 2012. On May 10, 2022 the Company entered into a share exchange agreement with Scripps Safe, Inc. formed under the laws of the state of Delaware on August 23, 2021. The Company operates as a leader of pharmaceutical security and storage solutions to prevent drug diversions in the healthcare environment. The Company is located in Naples, Florida.